UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF     CUSIP       VALUE    SHARES     SH/ PUT/   INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS                  (x$1000)   PRN  AMT   PRN CALL   DSCRETN    MANAGERS   SOLE     SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------  ------
ADVANCED MAGNETICS INC        COM          00753P103      1,550     27,091     SH        SOLE        N/A      27,091
ALPHATEC HOLDINGS INC         COM          02081G102      3,395    987,044     SH        SOLE        N/A     987,044
CYPRESS BIOSCIENCES INC       COM PAR $.02 232674507     18,717  1,367,222     SH        SOLE        N/A   1,367,222
DENDREON CORP                 COM          24823Q107      7,907  1,028,200    PUT        SOLE        N/A   1,028,200
EMISPHERE TECHNOLOGIES INC    COM          291345106      6,886  1,431,620     SH        SOLE        N/A   1,431,620
INTROGEN THERAPEUTICS INC     COM          46119F107        360     86,237     SH        SOLE        N/A      86,237
KERYX BIOPHARMACEUTICALS INC  COM          492515101      6,311    634,923     SH        SOLE        N/A     634,923
MEDAREX INC                   COM          583916101     15,547  1,097,967     SH        SOLE        N/A   1,097,967
MEDIVATION INC                COM          58501N101      5,808    289,661     SH        SOLE        N/A     289,661
NORTHSTAR NEUROSCIENCE INC    COM          66704V101      3,329    298,336     SH        SOLE        N/A     298,336
NOVEN PHARMACEUTICALS INC     COM          670009109      2,590    162,562     SH        SOLE        N/A     162,562
OMRIX BIOPHARMACEUTICALS INC  COM          681989109      4,571    129,447     SH        SOLE        N/A     129,447
ORASURE TECHNOLOGIES INC      COM          68554V108      1,034    102,842     SH        SOLE        N/A     102,842
PROGENICS PHARMACEUTICALS INC COM          743187106      7,499    339,173     SH        SOLE        N/A     339,173
REPROS THERAPEUTICS INC       COM          76028H100        506     43,987     SH        SOLE        N/A      43,987
SEPRACOR INC                  COM          817315104      1,704     61,946     SH        SOLE        N/A      61,946
SUPERGEN INC                  COM          868059106      2,303    530,650     SH        SOLE        N/A     530,650

                              17                         90,017


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         17
Form 13F Information Table Value Total:         90,017
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE